Basis of preparation - Disclosure of impacts of adoption of consolidated statement of financial position (Detail) - USD ($) $ in Thousands	Nov. 30, 2020	Dec. 01, 2019	Nov. 30, 2019
Non-current assets:
Right-of-use of assets	$ 2,618	$ 2,954	$ 0
Total assets	100,142	2,954	117,555
Non-current liabilities:
Lease liabilities	2,980	3,192	3,192
Other liabilities		(238)
Total liabilities	$ 96,918	$ 2,954	$ 92,721